Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
7. Stock-Based Compensation
In October 2025, the Company adopted the 2025 Company Incentive Plan (the “2025 Plan”) to grant stock option awards to its officers, employees and contractors as compensation for their services to the Company. Under the 2025 Plan, up to 1,578,507 shares of common stock were made available for issuance. Stock option awards granted under the 2025 Plan generally vest over 36 or 48 months, with 33% or 25% vesting one year after the grant date and the remainder vesting in equal monthly installments over the following 24 or 36 months. All awards expire no later than ten years from the date of grant.
To estimate the fair value of the Company’s stock options, granted during the three months ended March 31, 2026, the Company used the Black-Scholes OPM. The following key assumptions were used to estimate the fair value, presented on a weighted average basis:

March 31, 2026
Expected volatility	90%
Expected term (years)	5.91
Risk free interest rate	3.77%
Expected dividend yield	$—
During the three months ended March 31, 2026, the Company recognized $0.7 million in stock-based compensation expense within general and administrative expenses.
As of March 31, 2026, there is $5.8 million of unrecognized stock-based compensation expense that is expected to be recognized over a weighted average period of approximately 3.1 years.

Total option activity for the three months ended March 31, 2026 is summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2025	1,461,162	$9.32	9.8
Granted	14,000	$9.32	10.0
Forfeited	(79,476)	$—	—

Outstanding as of March 31, 2026	1,395,686	9.32	9.6
Stock options exercisable as of March 31, 2026	531,465	$9.32	9.6
Stock options vested and expected to vest at March 31, 2026	1,395,686	$9.32	9.6
Using the Black-Scholes OPM, the weighted average grant-date fair value of options granted during the three months ended March 31, 2026, was $7.04 per share. The intrinsic value of options outstanding and exercisable as of March 31, 2026 was $0, as the exercise price of all options exceeded the fair value of the Company’s common stock on that date.

7. Stock-Based Compensation
In October 2025, the Company adopted the 2025 Company Incentive Plan (the “2025 Plan”) to grant stock option awards to its officers, employees and contractors as compensation for their services to the Company. Under the 2025 Plan, up to 1,578,507 shares of common stock were made available for issuance. Stock option awards granted under the 2025 Plan generally vest over 36 or 48 months, with 33% or 25% vesting one year after the grant date and the remainder vesting in equal monthly installments over the following 24 or 36 months. All awards expire no later than ten years from the date of grant.
To estimate the fair value of the Company’s stock options, the Company used the Black-Scholes OPM. The following key assumptions were used to estimate the fair value, presented on a weighted average basis:

December 31, 2025
Expected volatility	90%
Expected term (years)	5.91
Risk free interest rate	3.77%
Expected dividend yield	$—
During the year ended December 31, 2025, the Company recognized $3.5 million in stock-based compensation expense within general and administrative expenses.
As of December 31, 2025, there is $6.8 million of unrecognized stock-based compensation expense that is expected to be recognized over a weighted average period of approximately 3.2 years.

Total option activity for the year-ended December 31, 2025 is summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)
Outstanding as of December 31, 2024	—	$—	—
Granted	1,467,222	9.32	10.0
Forfeited	(6,060)	—	—

Outstanding as of December 31, 2025	1,461,162	9.32	9.8
Stock options exercisable as of December 31, 2025	458,636	9.32	9.8
Stock options vested and expected to vest at December 31, 2025	1,461,162	9.32	9.8
Using the Black-Scholes OPM, the weighted average grant-date fair value of options granted during the year ended December 31, 2025, was $7.04 per share. The intrinsic value of options outstanding and exercisable as of December 31, 2025 was $0, as the exercise price of all options exceeded the fair value of the Company’s common stock on that date.